UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Alkeon Capital Management, LLC

Address:  350 Madison Avenue
          New York, New York 10017


13F File Number: 028-10451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Greg Jakubowsky
Title:  Compliance Officer
Phone:  (212) 389-8710

Signature, Place and Date of Signing:

/s/ Greg Jakubowsky              New York, New York          February 13, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      124

Form 13F Information Table Value Total: $  3,375,500
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.        Form 13F File Number                Name

1          028-10748                           Oppenheimer Asset Management Inc.
----       -------------------                 ---------------------------------


                                                      FORM 13F INFORMATION TABLE



COL 1                         COL 2             COL 3      COL 4           COL 5        COL 6         COL 7        COL 8

                              TITLE                        VALUE    SHRS OR   SH/ PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP      (X$1000) PRN AMT   PRN CALL  DISCRETION    MGRS  SOLE       SHARED   NONE
--------------                --------          -----      -------- -------   --- ----  ----------    ----  ----       ------   ----
AKAMAI TECHNOLOGIES INC       COM               00971T101  26,162     639,500 SH        SHARED-OTHER  1                  639,500
AKAMAI TECHNOLOGIES INC       COM               00971T101  29,067     710,500 SH        SOLE                  710,500
AMAZON COM INC                COM               023135106  65,793     262,261 SH        SHARED-OTHER  1                  262,261
AMAZON COM INC                COM               023135106  67,461     268,910 SH        SOLE                  268,910
ANALOG DEVICES INC            COM               032654105  63,881   1,518,812 SH        SHARED-OTHER  1                1,518,812
ANALOG DEVICES INC            COM               032654105  65,451   1,556,140 SH        SOLE                1,556,140
APPLE INC                     COM               037833100  21,837      41,033 SH        SHARED-OTHER  1                   41,033
APPLE INC                     COM               037833100  22,502      42,283 SH        SOLE                   42,283
ARUBA NETWORKS INC            COM               043176106  12,615     608,260 SH        SHARED-OTHER  1                  608,260
ARUBA NETWORKS INC            COM               043176106  12,352     595,575 SH        SOLE                  595,575
ASPEN TECHNOLOGY INC          COM               045327103  49,905   1,805,533 SH        SHARED-OTHER  1                1,805,533
ASPEN TECHNOLOGY INC          COM               045327103  51,120   1,849,500 SH        SOLE                1,849,500
AUTONAVI HLDGS LTD            SPONSORED ADR     05330F106     706      62,251 SH        SOLE                   62,251
AVAGO TECHNOLOGIES LTD        SHS               Y0486S104  10,174     321,461 SH        SHARED-OTHER  1                  321,461
AVAGO TECHNOLOGIES LTD        SHS               Y0486S104  11,373     359,339 SH        SOLE                  359,339
BAIDU INC                     SPON ADR REP A    056752108  50,792     506,447 SH        SHARED-OTHER  1                  506,447
BAIDU INC                     SPON ADR REP A    056752108  54,214     540,570 SH        SOLE                  540,570
BROADCOM CORP                 CL A              111320107  17,399     523,905 SH        SHARED-OTHER  1                  523,905
BROADCOM CORP                 CL A              111320107  18,880     568,500 SH        SOLE                  568,500
CADENCE DESIGN SYSTEM INC     COM               127387108  26,640   1,971,893 SH        SHARED-OTHER  1                1,971,893
CADENCE DESIGN SYSTEM INC     COM               127387108  27,876   2,063,340 SH        SOLE                2,063,340
CARTER INC                    COM               146229109  13,078     235,000 SH        SHARED-OTHER  1                  235,000
CARTER INC                    COM               146229109  14,469     260,000 SH        SOLE                  260,000
CBS CORP NEW                  CL B              124857202  19,782     519,900 SH        SHARED-OTHER  1                  519,900
CBS CORP NEW                  CL B              124857202  22,073     580,100 SH        SOLE                  580,100
CEVA INC                      COM               157210105   2,926     185,799 SH        SHARED-OTHER  1                  185,799
CEVA INC                      COM               157210105   3,299     209,479 SH        SOLE                  209,479
CHECK POINT SOFTWARE TECH LT  ORD               M22465104   6,884     144,500 SH        SHARED-OTHER  1                  144,500
CHECK POINT SOFTWARE TECH LT  ORD               M22465104   7,156     150,200 SH        SOLE                  150,200
CHIPOTLE MEXICAN GRILL INC    COM               169656105  28,675      96,400 SH        SHARED-OTHER  1                   96,400
CHIPOTLE MEXICAN GRILL INC    COM               169656105  30,400     102,200 SH        SOLE                  102,200
CISCO SYS INC                 COM               17275R102  54,093   2,752,900 SH        SHARED-OTHER  1                2,752,900
CISCO SYS INC                 COM               17275R102  59,399   3,022,950 SH        SOLE                3,022,950
COSTCO WHSL CORP NEW          COM               22160K105  59,816     605,852 SH        SHARED-OTHER  1                  605,852
COSTCO WHSL CORP NEW          COM               22160K105  58,458     592,100 SH        SOLE                  592,100
CTRIP COM INTL LTD            AMERICAN DEP SHS  22943F100     906      40,000 SH        SOLE                   40,000
CUMMINS INC                   COM               231021106  26,979     249,000 SH        SHARED-OTHER  1                  249,000
CUMMINS INC                   COM               231021106  29,742     274,500 SH        SOLE                  274,500
DANAHER CORP DEL              COM               235851102  27,587     493,500 SH        SHARED-OTHER  1                  493,500
DANAHER CORP DEL              COM               235851102  28,313     506,500 SH        SOLE                  506,500
DOLLAR TREE INC               COM               256746108  24,230     597,378 SH        SHARED-OTHER  1                  597,378
DOLLAR TREE INC               COM               256746108  23,948     590,432 SH        SOLE                  590,432
DUNKIN BRANDS GROUP INC       COM               265504100  17,967     541,500 SH        SHARED-OTHER  1                  541,500
DUNKIN BRANDS GROUP INC       COM               265504100  18,422     555,200 SH        SOLE                  555,200
EBAY INC                      COM               278642103  86,176   1,689,800 SH        SHARED-OTHER  1                1,689,800
EBAY INC                      COM               278642103  86,257   1,691,390 SH        SOLE                1,691,390
E-COMMERCE CHINA DANGDANG IN  SPN ADS COM A     26833A105   4,883   1,176,530 SH        SHARED-OTHER  1                1,176,530
E-COMMERCE CHINA DANGDANG IN  SPN ADS COM A     26833A105   4,884   1,176,800 SH        SOLE                1,176,800
ELECTRONIC ARTS INC           COM               285512109  10,957     754,600 SH        SHARED-OTHER  1                  754,600
ELECTRONIC ARTS INC           COM               285512109  12,283     845,943 SH        SOLE                  845,943
E M C CORP MASS               COM               268648102  36,812   1,455,039 SH        SHARED-OTHER  1                1,455,039
E M C CORP MASS               COM               268648102  38,110   1,506,342 SH        SOLE                1,506,342
FIVE BELOW INC                COM               33829M101   3,947     123,200 SH        SHARED-OTHER  1                  123,200
FIVE BELOW INC                COM               33829M101   4,050     126,400 SH        SOLE                  126,400
FLEETCOR TECHNOLOGIES INC     COM               339041105      17         310 SH        SOLE                      310
FOCUS MEDIA HLDG LTD          SPONSORED ADR     34415V109  19,175     746,982 SH        SHARED-OTHER  1                  746,982
FOCUS MEDIA HLDG LTD          SPONSORED ADR     34415V109  21,096     821,796 SH        SOLE                  821,796
GUIDEWIRE SOFTWARE INC        COM               40171V100  10,296     346,440 SH        SHARED-OTHER  1                  346,440
GUIDEWIRE SOFTWARE INC        COM               40171V100  11,261     378,900 SH        SOLE                  378,900
IMPERVA INC                   COM               45321L100  10,708     339,601 SH        SHARED-OTHER  1                  339,601
IMPERVA INC                   COM               45321L100  11,942     378,754 SH        SOLE                  378,754
INFORMATICA CORP              COM               45666Q102  17,176     566,500 SH        SHARED-OTHER  1                  566,500
INFORMATICA CORP              COM               45666Q102  17,634     581,600 SH        SOLE                  581,600
INTERNET INITIATIVE JAPAN IN  SPONSORED ADR     46059T109   1,553     135,200 SH        SOLE                  135,200
INTUIT                        COM               461202103  19,924     335,000 SH        SHARED-OTHER  1                  335,000
INTUIT                        COM               461202103  21,036     353,700 SH        SOLE                  353,700
ISHARES TR                    MSCI EAFE INDEX   464287465   2,559      45,000 SH        SOLE                   45,000
LE GAGA HLDGS LTD             SPONSORED ADR     521168104   4,460   1,176,872 SH        SHARED-OTHER  1                1,176,872
LE GAGA HLDGS LTD             SPONSORED ADR     521168104   5,399   1,424,669 SH        SOLE                1,424,669
LINEAR TECHNOLOGY CORP        COM               535678106  13,837     403,400 SH        SHARED-OTHER  1                  403,400
LINEAR TECHNOLOGY CORP        COM               535678106  15,318     446,600 SH        SOLE                  446,600
MASTERCARD INC                CL A              57636Q104  50,454     102,700 SH        SHARED-OTHER  1                  102,700
MASTERCARD INC                CL A              57636Q104  50,798     103,400 SH        SOLE                  103,400
NETEASE INC                   SPONSORED ADR     64110W102  18,039     424,149 SH        SHARED-OTHER  1                  424,149
NETEASE INC                   SPONSORED ADR     64110W102  18,861     443,470 SH        SOLE                  443,470
NEWS CORP                     CL B              65248E203  18,617     709,500 SH        SHARED-OTHER  1                  709,500
NEWS CORP                     CL B              65248E203  20,743     790,500 SH        SOLE                  790,500
NQ MOBILE INC                 ADR REPSTG CL A   64118U108   1,209     200,200 SH        SOLE                  200,200
OMNIVISION TECHNOLOGIES INC   COM               682128103   6,388     453,716 SH        SHARED-OTHER  1                  453,716
OMNIVISION TECHNOLOGIES INC   COM               682128103   4,876     346,284 SH        SOLE                  346,284
PANERA BREAD CO               CL A              69840W108  25,619     161,300 SH        SHARED-OTHER  1                  161,300
PANERA BREAD CO               CL A              69840W108  26,953     169,700 SH        SOLE                  169,700
PRICESMART INC                COM               741511109     385       5,000 SH        SOLE                    5,000
QUALYS INC                    COM               74758T303   4,324     292,326 SH        SHARED-OTHER  1                  292,326
QUALYS INC                    COM               74758T303   4,478     302,774 SH        SOLE                  302,774
RALPH LAUREN CORP             CL A              751212101  13,178      87,900 SH        SHARED-OTHER  1                   87,900
RALPH LAUREN CORP             CL A              751212101  12,998      86,700 SH        SOLE                   86,700
RDA MICROELECTRONICS INC      SPONSORED ADR     749394102   2,311     215,000 SH        SOLE                  215,000
RED HAT INC                   COM               756577102  90,462   1,708,110 SH        SHARED-OTHER  1                1,708,110
RED HAT INC                   COM               756577102  91,424   1,726,280 SH        SOLE                1,726,280
SANDISK CORP                  COM               80004C101  50,183   1,153,640 SH        SHARED-OTHER  1                1,153,640
SANDISK CORP                  COM               80004C101  51,936   1,193,938 SH        SOLE                1,193,938
SCIQUEST INC NEW              COM               80908T101   1,586     100,000 SH        SOLE                  100,000
SERVICENOW INC                COM               81762P102  11,263     375,069 SH        SHARED-OTHER  1                  375,069
SERVICENOW INC                COM               81762P102  11,378     378,900 SH        SOLE                  378,900
SILICON LABORATORIES INC      COM               826919102  11,417     273,139 SH        SHARED-OTHER  1                  273,139
SILICON LABORATORIES INC      COM               826919102  12,498     299,000 SH        SOLE                  299,000
SYNOPSYS INC                  COM               871607107  81,481   2,559,461 SH        SHARED-OTHER  1                2,559,461
SYNOPSYS INC                  COM               871607107  78,776   2,474,491 SH        SOLE                2,474,491
TERADATA CORP DEL             COM               88076W103  22,633     365,700 SH        SHARED-OTHER  1                  365,700
TERADATA CORP DEL             COM               88076W103  22,516     363,800 SH        SOLE                  363,800
TERADYNE INC                  COM               880770102  52,987   3,137,179 SH        SHARED-OTHER  1                3,137,179
TERADYNE INC                  COM               880770102  52,612   3,114,950 SH        SOLE                3,114,950
TIBCO SOFTWARE INC            COM               88632Q103  44,516   2,025,282 SH        SHARED-OTHER  1                2,025,282
TIBCO SOFTWARE INC            COM               88632Q103  43,825   1,993,840 SH        SOLE                1,993,840
TRACTOR SUPPLY CO             COM               892356106   4,126      46,700 SH        SHARED-OTHER  1                   46,700
TRACTOR SUPPLY CO             COM               892356106   4,118      46,600 SH        SOLE                   46,600
TRIPADVISOR INC               COM               896945201  13,142     313,500 SH        SHARED-OTHER  1                  313,500
TRIPADVISOR INC               COM               896945201  13,687     326,500 SH        SOLE                  326,500
TUMI HLDGS INC                COM               89969Q104  23,702   1,136,796 SH        SHARED-OTHER  1                1,136,796
TUMI HLDGS INC                COM               89969Q104  26,169   1,255,098 SH        SOLE                1,255,098
VERISK ANALYTICS INC          CL A              92345Y106  57,571   1,129,517 SH        SHARED-OTHER  1                1,129,517
VERISK ANALYTICS INC          CL A              92345Y106  59,402   1,165,428 SH        SOLE                1,165,428
VISA INC                      COM CL A          92826C839  67,120     442,800 SH        SHARED-OTHER  1                  442,800
VISA INC                      COM CL A          92826C839  67,997     448,590 SH        SOLE                  448,590
WABCO HLDGS INC               COM               92927K102   1,630      25,000 SH        SOLE                   25,000
WILLIAMS SONOMA INC           COM               969904101  24,074     550,012 SH        SHARED-OTHER  1                  550,012
WILLIAMS SONOMA INC           COM               969904101  26,857     613,600 SH        SOLE                  613,600
WYNN RESORTS LTD              COM               983134107  16,592     147,500 SH        SHARED-OTHER  1                  147,500
WYNN RESORTS LTD              COM               983134107  18,280     162,500 SH        SOLE                  162,500
XILINX INC                    COM               983919101  56,081   1,563,857 SH        SHARED-OTHER  1                1,563,857
XILINX INC                    COM               983919101  61,901   1,726,140 SH        SOLE                1,726,140
YAHOO INC                     COM               984332106  21,172   1,063,900 SH        SHARED-OTHER  1                1,063,900
YAHOO INC                     COM               984332106  23,603   1,186,100 SH        SOLE                1,186,100

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